Provisions	12 Months Ended
Jun. 30, 2024
Provisions [Abstract]
PROVISIONS
17.	PROVISIONS

	30 June 2024 $	30 June 2023 $
Employee entitlements	7,230	7,458
Interest and penalties on taxes	16,970	-
	24,200	7,458